Related party transactions (Disclosure of transactions between related parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Consulting and management fees	$ 654,919	$ 657,390	$ 694,716
Share-based compensation expense	$ 0	$ 1,044,397	$ 0